Accounting Principles - Fair value of Initial Investment Agreement at Initial Recognition Date Determined on Basis of Share Price (Detail) $ in Thousands			12 Months Ended
	Nov. 06, 2023 USD ($)	Nov. 01, 2023 USD ($) shares	Dec. 31, 2023 USD ($)	May 03, 2024 € / shares shares	Dec. 31, 2023 € / shares shares	Nov. 14, 2023 € / shares shares	Nov. 01, 2023 € / shares
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Number of shares issued | shares				28,000,000	28,000,000	28,000,000
Spot share price | € / shares				€ 2.76	€ 2.76	€ 2.33
Proceeds received	$ 44,900		$ 35,700
Initial Investment Agreement [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Number of shares issued | shares		16,000,000
Spot share price | € / shares							€ 2.63
Spot foreign exchange rate | € / shares							€ 1.05
Fair value of shares		$ 44,272
Proceeds received		80,000
Proceeds reallocated to the JRCA		$ 35,728